Segment and corporate information	12 Months Ended
Dec. 31, 2024
Segment and corporate information
Segment and corporate information

29.Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of health care products and equipment, including R&D, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing health care services for the treatment of CKD, ESRD and other extracorporeal therapies, including value and risk-based care programs. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide health care services to its patients.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to the segments. Similarly, the Company allocates costs related primarily to headquarters’ overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to the segments and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. However, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments and are reported separately as Corporate (Corporate). Financing is a corporate function which is not controlled by the operating segments. Therefore, the Company does not include interest expense relating to financing as a segment measurement. In addition, the Company does not include income taxes as it believes taxes are outside the segments’ control.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company transfers products between segments at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the product transfers are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the years ended December 31, 2024, 2023 and 2022 is set forth below:

Segment and corporate information
in € THOUS
	Care	Care	Total	Inter-segment
	Delivery	Enablement	Segment	eliminations	Corporate	Total
2024
Revenue from health care services(1)	13,471,363	—	13,471,363	—	—	13,471,363
Revenue from health care products(1)	189,733	3,996,462	4,186,195	—	—	4,186,195
Revenue from contracts with customers(1)	13,661,096	3,996,462	17,657,558	—	—	17,657,558
Revenue from insurance contracts(1)	1,614,024	—	1,614,024	—	—	1,614,024
Revenue from lease contracts(1)	—	64,327	64,327	—	—	64,327
Revenue from external customers	15,275,120	4,060,789	19,335,909	—	—	19,335,909
Inter-segment revenue	—	1,495,745	1,495,745	(1,495,745)	—	—
Revenue	15,275,120	5,556,534	20,831,654	(1,495,745)	—	19,335,909
Costs of revenue	(12,120,133)	(3,915,405)	(16,035,538)	1,471,547	(15,266)	(14,579,257)
Research and development	(41)	(183,449)	(183,490)	—	(3)	(183,493)
Operating income (loss)	1,189,819	267,098	1,456,917	(16,571)	(47,951)	1,392,395
Interest						(335,469)
Income before income taxes						1,056,926
Depreciation and amortization	(1,045,180)	(462,507)	(1,507,687)	44,073	(71,922)	(1,535,536)
Impairment loss	(185,156)	(21,555)	(206,711)	—	(10)	(206,721)
Income (loss) from equity method investees	134,875	—	134,875	—	—	134,875
Total assets(1)	43,399,009	14,685,989	58,084,998	(35,330,991)	10,812,572	33,566,579
thereof investment in equity method investees(1)	620,831	—	620,831	—	—	620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	883,079	506,501	1,389,580	(56,301)	41,450	1,374,729

2023
Revenue from health care services(1)	14,166,796	—	14,166,796	—	—	14,166,796
Revenue from health care products(1)	184,021	3,795,101	3,979,122	—	—	3,979,122
Revenue from contracts with customers(1)	14,350,817	3,795,101	18,145,918	—	—	18,145,918
Revenue from insurance contracts(1)	1,227,140	—	1,227,140			1,227,140
Revenue from lease contracts(1)	—	80,559	80,559	—	—	80,559
Revenue from external customers	15,577,957	3,875,660	19,453,617	—	—	19,453,617
Inter-segment revenue	—	1,469,768	1,469,768	(1,469,768)	—	—
Revenue	15,577,957	5,345,428	20,923,385	(1,469,768)	—	19,453,617
Costs of revenue	(12,151,346)	(3,834,084)	(15,985,430)	1,457,064	(246)	(14,528,612)
Research and development	(42)	(231,656)	(231,698)	—	(272)	(231,970)
Operating income (loss)	1,515,812	(66,521)	1,449,291	(12,705)	(67,148)	1,369,438
Interest						(336,423)
Income before income taxes						1,033,015
Depreciation and amortization	(1,125,625)	(457,497)	(1,583,122)	41,079	(70,694)	(1,612,737)
Impairment loss	(89,963)	(49,154)	(139,117)	—	(117)	(139,234)
Income (loss) from equity method investees	115,354	6,431	121,785	—	—	121,785
Total assets(1)	41,713,669	13,392,422	55,106,091	(31,135,993)	9,959,710	33,929,808
thereof investment in equity method investees(1)	642,928	—	642,928	—	—	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	776,134	528,769	1,304,903	(31,118)	42,953	1,316,738

2022
Revenue from health care services(1)	14,566,485	—	14,566,485	—	—	14,566,485
Revenue from health care products(1)	174,903	3,701,418	3,876,321	—	—	3,876,321
Revenue from contracts with customers(1)	14,741,388	3,701,418	18,442,806	—	—	18,442,806
Revenue from insurance contracts(1)	851,584	—	851,584			851,584
Revenue from lease contracts(1)	—	103,627	103,627	—	—	103,627
Revenue from external customers	15,592,972	3,805,045	19,398,017	—	—	19,398,017
Inter-segment revenue	—	1,548,091	1,548,091	(1,548,091)	—	—
Revenue	15,592,972	5,353,136	20,946,108	(1,548,091)	—	19,398,017
Costs of revenue	(12,195,436)	(3,857,164)	(16,052,600)	1,548,272	—	(14,504,328)
Research and development	(3,908)	(224,716)	(228,624)	—	—	(228,624)
Operating income (loss)	1,686,296	(29,809)	1,656,487	181	(144,913)	1,511,755
Interest						(292,476)
Income before income taxes						1,219,279
Depreciation and amortization	(1,215,032)	(461,797)	(1,676,829)	14,743	(56,716)	(1,718,802)
Impairment loss	(85,009)	(31,381)	(116,390)	—	(3,171)	(119,561)
Income (loss) from equity method investees	72,809	(6,553)	66,256	—	303	66,559
Total assets(1)	40,550,380	14,114,579	54,664,959	(27,347,432)	8,436,587	35,754,114
thereof investment in equity method investees(1)	440,924	332,800	773,724	—	—	773,724
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	810,028	475,495	1,285,523	(19,592)	52,490	1,318,421
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

For the geographic presentation, revenues are attributed to specific countries based on the end user’s location for products and the country in which the service is provided. Information with respect to the Company’s geographic operations is set forth in the table below:

Geographic presentation
in € THOUS
			Rest of
	Germany	U.S.	the world	Total
2024
Revenue from external customers	478,962	13,667,244	5,189,703	19,335,909
Long-lived assets	1,866,455	19,681,537	3,072,517	24,620,509

2023
Revenue from external customers	484,238	13,506,250	5,463,129	19,453,617
Long-lived assets	2,053,635	18,932,918	3,255,850	24,242,403

2022
Revenue from external customers	487,281	13,380,091	5,530,645	19,398,017
Long-lived assets	1,517,741	20,833,093	4,188,962	26,539,796